Long-term debt (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	September 30,	December 31,
	2017	2016
Long-term debt:
Revolving credit facilities	$876,883	$958,304
Term loan credit facilities	1,358,808	1,600,085
Senior unsecured notes	341,878	345,000
Deferred financing fees	(14,336)	(18,875)
Long-term debt	2,563,233	2,884,514
Current portion	(203,164)	(314,817)
Long-term debt	$2,360,069	$2,569,697